Income Taxes (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Contingency [Line Items]
Federal statutory income tax rate, percent									24.50%		35.00%
Income tax (expense) benefit	$ (2,342,000)	$ (1,433,000)	$ (2,018,000)	$ 4,410,000	$ (7,122,000)	$ (12,202,000)	$ 4,812,000	$ 7,095,000	$ (1,382,000)	$ (7,417,000)	$ 18,394,000
Undistributed earnings of foreign subsidiaries	36,879,000				5,218,000				36,879,000	5,218,000	$ 2,170,000
Net operating loss carryforwards	42,392,000				$ 44,104,000				42,392,000	$ 44,104,000
Tax cuts and jobs act of 2017, change in tax rate, deferred tax liability, income tax (expense) benefit									3,641,000
Tax cuts and jobs act 2017, Impact on deferred tax asset, net of valuation allowance									0
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	155,882,000								155,882,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards	97,458,000								97,458,000
Foreign Tax Authority with Indefinite Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 13,380,000								$ 13,380,000